UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥) [1]	Accumulated other comprehensive loss USD ($)	[1]	Quhuo Limited shareholders' equity CNY (¥)	Quhuo Limited shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 43		¥ 1,885,637				¥ (1,379,864)		¥ (4,654)			¥ 501,162		¥ (3,585)		¥ 497,577
Beginning balance, shares at Dec. 31, 2022 | shares	54,936,290	54,936,290
Net loss (income)							3,334					3,334		2,674		6,008
Other comprehensive income									2,188			2,188				2,188
Exercise of employee share options (in shares) | shares	6,739,923	6,739,923
Share-based compensation			(495)									(495)				(495)
Ending balance at Dec. 31, 2023	¥ 43		1,885,142				(1,376,530)		(2,466)			506,189		(911)		505,278
Ending balance, shares at Dec. 31, 2023 | shares	61,676,213	61,676,213
Net loss (income)							(52,535)					(52,535)		6,020		(46,515)	$ (6,401)
Other comprehensive income									1,850			1,850				1,850
Issuance of ordinary shares	¥ 3		14,238									14,241				14,241
Issuance of ordinary shares (in shares) | shares	41,405,680	41,405,680
Extracting surplus reserve					¥ 14,994		(14,994)
Ending balance at Jun. 30, 2024	¥ 46	$ 6	¥ 1,899,380	$ 261,363	¥ 14,994	$ 2,063	¥ (1,444,059)	$ (198,709)	¥ (616)	$ (85)		¥ 469,745	$ 64,638	¥ 5,109	$ 703	¥ 474,854	$ 65,341
Ending balance, shares at Jun. 30, 2024 | shares	103,081,893	103,081,893

[1]	Accumulative other comprehensive loss includes foreign currency translation adjustment for the year ended December 31, 2023 and for six months ended June 30, 2024.